Warrants and Unit Purchase Options	12 Months Ended
Dec. 31, 2014
Warrants and Unit Purchase Options [Abstract]
Warrants and Unit Purchase Options [Text Block]
15.    Warrants and Unit Purchase Options

On November 25, 2009, the Company sold 3,600,000 units in its initial public offering (the “Offering”) at an offering price of U.S.$10.00 per unit. Each unit consisted of one ordinary share, U.S.$0.001 par value, of the Company and one redeemable purchase warrant (“warrants”). Each warrant entitled the holder to purchase from the Company one ordinary share at an exercise price of U.S.$11.50. The warrants expired on November 18, 2014. As of April 30, 2012, December 31, 2012, 2013 and 2014, there were 4,781,122, 4,781,122, 4,696,122 and nil warrants outstanding.

The Company agreed to pay the underwriters in the Offering an underwriting discount of 7.0% of the gross proceeds of the Offering. However, the underwriters had agreed that 4.0% of the underwriting discounts would not be payable unless and until the Company completed a business combination and had waived their right to receive such payment upon the Company's liquidation if it was unable to complete a business combination. The underwriters subsequently agreed to waive their deferred discounts upon consummation of the business combination with Plastec described above. The Company also issued a unit purchase option (the “UPOs”), for U.S.$100, to Cohen & Company Securities, LLC (“Cohen Securities”), the representative of the underwriters in the Offering, and its designees to purchase 360,000 units (10% of the total number of units sold in the Offering) at an exercise price of U.S.$15.00 per unit (150% of the public offering price). The units issuable upon exercise of the UPOs were identical to the units sold in the Offering. This option became exercisable on December 16, 2010 and expired on November 18, 2014. The Company accounted for the fair value of the unit purchase option, net of the receipt of the U.S. $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders' equity. The Company estimated the fair value of this unit purchase option, as of the date of issuance, was approximately U.S.$2.14 per unit using a Black-Scholes option-pricing model.

The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.59% and (3) expected life of 5 years.

No UPOs were exercised before the end of the reporting period. The Company repurchased 70,375 UPOs on April 23, 2012. Outstanding UPOs as of April 30, 2012, December 31, 2012, 2013 and 2014 were 289,625, 289,625, 289,625 and nil, respectively.

For the year ended April 30, 2012, the 8-month period ended December 31, 2012 and the years ended December 31, 2013 and 2014, potential ordinary shares of 4,781,122, 4,781,122, 4,696,122 and nil shares related to warrants and 579,250, 579,250, 579,250 and nil shares related to UPOs, retroactively and respectively are excluded from the computation of diluted net income per share as their exercise prices were higher than the average market price.